Interest Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ (40,429)	$ (52,037)
Decrease in accrued interest receivable, net	11,608	(2,819)	$ (330)
Correction for Over-accrual of Interest Income | Restatement Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	8,872
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	(30,930)	(40,986)
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	(6,695)	(7,427)
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ (2,804)	$ (3,624)